Commitments and Contingencies Commitments and Contingencies - Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 718
2016	713
2017	361
2018	372
2019	383
Total future minimum lease payments	$ 2,547